Profit from operations - Summary of Direct and Marketing Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit From Operations [Abstract]
Gaming tax, license costs and other tax	€ 127,189	€ 67,951	€ 48,800
Processing & Fraud Costs	196,533	197,394	173,619
Royalties	198,315	178,203	202,856
Staff costs and related expense	158,107	130,305	79,885
Other operational costs	72,325	50,137	36,126
Foreign exchange losses (excluding foreign exchange on processing)	17,367	12,550	4,924
Marketing Expenses	367,034	342,760	350,284
Direct and marketing expenses	€ 1,136,870	€ 979,300	€ 896,494